Condensed Financial Information of the Parent Company (Details) - USD ($)																1 Months Ended				12 Months Ended
		Jun. 30, 2025	Apr. 15, 2025	Apr. 14, 2025	Feb. 17, 2025	Feb. 10, 2025	Dec. 05, 2024	Nov. 19, 2024	Nov. 18, 2024	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Jun. 21, 2024	Jan. 19, 2024	Apr. 29, 2022	Nov. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	Jun. 21, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Aug. 05, 2025	Dec. 31, 2024
Condensed Financial Information of the Parent Company [Line Items]
Preferred stock, shares authorized	[1]									80,000							80,000			80,000	80,000
Preferred stock, par value (in Dollars per share)	[1]									$ 0.025							$ 0.025			$ 0.025	$ 0.025
Percentage of average closing price									50.00%
Proceeds private placement of ordinary shares (in Dollars)																				$ 10,979,955	$ 980,000
Warrants exercise price (in Dollars per share)		$ 0.001
(in Dollars)		$ 9.99
Share split (in Dollars per share)										54.525	$ 80.3	$ 0.2523								$ 63.075	$ 59.275
Pre-funded Warrants [Member]
Condensed Financial Information of the Parent Company [Line Items]
Exercise price per share (in Dollars per share)		$ 0.001
Convertible Debt [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)														$ 0.025
Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)																							$ 0.025	$ 0.001
Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Preferred stock, shares authorized																				80,000
Preferred stock, par value (in Dollars per share)																				$ 0.025
Currently issued shares																				5,991,920
Securities Purchase Agreement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Proceeds private placement of ordinary shares (in Dollars)					$ 1,400,000
Warrants purchase				90,909,080
Private Placement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Proceeds private placement of ordinary shares (in Dollars)						$ 1,400,000
Exercise price per share (in Dollars per share)				$ 0.16
Private Placement [Member] | Securities Purchase Agreement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Proceeds private placement of ordinary shares (in Dollars)			$ 5,000,000						$ 60,000
Price per share (in Dollars per share)				0.001
Purchase price (in Dollars per share)						$ 1.45
Exercise price per share (in Dollars per share)				0.8
Private Placement [Member] | Securities Purchase Agreement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)						0.025
Trading days									10 days
Proceeds private placement of ordinary shares (in Dollars)							$ 60,000
Price per share (in Dollars per share)						0.001
Purchase price (in Dollars per share)						$ 1.45
Initial Public Offering [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Initial public offering		10,500,000
Net proceeds (in Dollars)															$ 4.52
Mr. Xiaohong Yin [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage																				0.06%
Senior Unsecured Convertible Note [Member]
Condensed Financial Information of the Parent Company [Line Items]
Trading days																				10 days
Principal amount issued (in Dollars)													$ 1,250,000	$ 500,000
Principal purchase price (in Dollars)													1,250,000
Senior Unsecured Convertible Note [Member] | Senior Notes [Member]
Condensed Financial Information of the Parent Company [Line Items]
Principal amount issued (in Dollars)													$ 1,360,000
Senior Unsecured Convertible Note [Member] | Convertible Debt [Member]
Condensed Financial Information of the Parent Company [Line Items]
Redemption conversion shares price (in Dollars per share)																				$ 0.1436
Redemption Conversion Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Redemption conversion shares price (in Dollars per share)										0.2371	0.2181	0.3212					0.2371	$ 0.2181			0.2371
June Conversion Shares Twenty Twenty Four [Member] | Convertible Debt [Member]
Condensed Financial Information of the Parent Company [Line Items]
Shares received													155,666
Redemption conversion shares price (in Dollars per share)												$ 0.3212
August Conversion Shares Twenty Twenty Four [Member] | Convertible Debt [Member]
Condensed Financial Information of the Parent Company [Line Items]
Shares received													229,273
Redemption conversion shares price (in Dollars per share)											$ 0.2181							$ 0.2181
September Conversion Shares Twenty Twenty Four [Member] | Convertible Debt [Member]
Condensed Financial Information of the Parent Company [Line Items]
Shares received													527,159
Redemption conversion shares price (in Dollars per share)										$ 0.2371							$ 0.2371				$ 0.2371
November Conversion Shares Twenty Twenty Four [Member] | Convertible Debt [Member]
Condensed Financial Information of the Parent Company [Line Items]
Shares received													772,828
Redemption conversion shares cost (in Dollars)													$ 772,828
Redemption conversion shares price (in Dollars per share)																$ 0.2523
2024 and 2025 Reverse Share Split [Member]
Condensed Financial Information of the Parent Company [Line Items]
Shares received																3,091	2,109	917	623
Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Preferred stock, shares authorized	[2]									80,000							80,000			80,000	80,000
Preferred stock, par value (in Dollars per share)	[2]									$ 0.025							$ 0.025			$ 0.025	$ 0.025
Class A Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares	[1]									399,280,000							399,280,000			399,280,000	399,280,000
Ordinary share, par value (in Dollars per share)	[1]									$ 0.025							$ 0.025			$ 0.025	$ 0.025
Ordinary share, share issued	[1]									62,873							62,873			5,963,920	62,873
Reverse Share Split								6,494
Warrants for cancellation			18,181,816
Share split (in Dollars per share)																				$ 0.025
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Reverse Share Split						115,862
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares																				399,280,000
Class A Ordinary Shares [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)																				$ 0.025
Ordinary share, share issued																				5,963,920
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)				$ 0.025
Issuance of ordinary share				9,090,908				1,623,376
Reverse Share Split				363,636	983,317			6,494
Price per share (in Dollars per share)				$ 0.001
Warrants to purchase an aggregate ordinary shares					24,582,913
Initial public offering																				115,862
Class A Ordinary Shares [Member] | Private Placement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Reverse Share Split						983,317
Price per share (in Dollars per share)		$ 0.001
Class A Ordinary Shares [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)				$ 0.025		$ 0.025
Issuance of ordinary share				9,090,908
Reverse Share Split		1,246,667		363,636
(in Dollars)									$ 300,000
Percentage of average closing price									30.00%
Trading days									10 days
Price per share (in Dollars per share)				$ 0.55		$ 0.001
Warrants to purchase an aggregate ordinary shares			70,909,082			24,582,913
Warrants purchase				90,909,080
Class A ordinary shares issuable upon exercise				90,909,080
Initial public offering		10,500,000
Gross proceeds (in Dollars)		$ 0.025
Class A Ordinary Shares [Member] | Private Placement [Member] | Securities Purchase Agreement [Member] | Pre-funded Warrants [Member]
Condensed Financial Information of the Parent Company [Line Items]
Warrants to purchase an aggregate ordinary shares		31,166,667
Class A Ordinary Shares [Member] | Private Placement [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Issuance of ordinary share						965,513
Reverse Share Split																					6,494
Class A Ordinary Shares [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Issuance of ordinary share						965,513			1,623,376
Reverse Share Split						38,621														6,494	6,494
(in Dollars)									$ 300,000
Percentage of average closing price									30.00%
Exercise price per share (in Dollars per share)				$ 0.8
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)		$ 420,000
Class A Ordinary Shares [Member] | Mr. Tao Ling [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage																				0.56%
Class A Ordinary Shares [Member] | Senior Unsecured Convertible Note [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)													$ 0.0001						$ 0.0001
Class A Ordinary Shares [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares	[2]									399,280,000							399,280,000			399,280,000	399,280,000
Ordinary share, par value (in Dollars per share)	[2]									$ 0.025							$ 0.025			$ 0.025	$ 0.025
Ordinary share, share issued	[2]									62,873							62,873			5,963,920	62,873
Class A Ordinary Shares [Member] | Parent [Member] | Private Placement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Issuance of ordinary share									1,623,376
Reverse Share Split						38,621														6,494
Class A Ordinary Shares [Member] | PIPE [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Warrants to purchase an aggregate ordinary shares						2,896,539
Class B Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares	[1]									640,000							640,000			640,000	640,000
Ordinary share, par value (in Dollars per share)	[1]									$ 0.025							$ 0.025			$ 0.025	$ 0.025
Ordinary share, share issued	[1]									8,000							8,000			28,000	8,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares																				640,000
Class B Ordinary Shares [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)																				$ 0.025
Class B Ordinary Shares [Member] | Parent [Member] | Mr. Tao Ling [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, share issued																				28,000
Class B Ordinary Shares [Member] | Mr. Xiaohong Yin [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage																				100.00%
Class B Ordinary Shares [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares	[2]									640,000							640,000			640,000	640,000
Ordinary share, par value (in Dollars per share)	[2]									$ 0.025							$ 0.025			$ 0.025	$ 0.025
Ordinary share, share issued	[2]									8,000							8,000			28,000	8,000

[1]	The financial statements give retroactive effect to the August 5, 2025 one-for-twenty-five reverse share split.
[2]	The financial statements give retroactive effect to the August 05, 2025 one-for-twentyfive reverse share split.